Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2016
ACCOUNTS RECEIVABLE, NET [Abstract]
Schedule of accounts receivable

	December 31, 2016	December 31, 2015
Accounts receivable	$ 35,125	$ 27,016
Less: Provision for losses on accounts receivables	(2,212)	(919)

Accounts receivable, net	$ 32,913	$ 26,097

Provision for Losses on Accounts Receivable

Provision for Losses on Accounts Receivables	Balance at Beginning of Year	(Charges to Expenses)/ Amount Recovered	Amount Utilized	Balance at End of Year
Year ended December 31, 2014	$ (2,652)	$ (548)	$ 2,229	$ (971)
Year ended December 31, 2015	$ (971)	$ 52	$ —	$ (919)
Year ended December 31, 2016	$ (919)	$ (1,304)	$ 11	$ (2,212)